Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN CENTURY ETF TRUST
Entity Central Index Key	0001710607
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000250325 [Member]
Shareholder Report [Line Items]
Fund Name	American Century California Municipal Bond ETF
Class Name	American Century California Municipal Bond ETF
Trading Symbol	CATF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Century California Municipal Bond ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century California Municipal Bond ETF	$13	0.27%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.27%
Net Assets	$ 32,697,363
Holdings Count | holding	136
Advisory Fees Paid, Amount	$ 41,820
Investment Company, Portfolio Turnover	19.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.3%
Short-Term Investments	0.2%
Other Assets and Liabilities	0.5%

C000197601 [Member]
Shareholder Report [Line Items]
Fund Name	American Century Diversified Corporate Bond ETF
Class Name	American Century Diversified Corporate Bond ETF
Trading Symbol	KORP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Century Diversified Corporate Bond ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Diversified Corporate Bond ETF	$14	0.29%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%
Net Assets	$ 392,793,949
Holdings Count | holding	300
Advisory Fees Paid, Amount	$ 515,421
Investment Company, Portfolio Turnover	82.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	91.3%
Preferred Stocks	4.0%
U.S. Treasury Securities	0.5%
Short-Term Investments	6.4%
Other Assets and Liabilities	(2.2)%

C000204482 [Member]
Shareholder Report [Line Items]
Fund Name	American Century Diversified Municipal Bond ETF
Class Name	American Century Diversified Municipal Bond ETF
Trading Symbol	TAXF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Century Diversified Municipal Bond ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Diversified Municipal Bond ETF	$14	0.29%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%
Net Assets	$ 527,178,803
Holdings Count | holding	733
Advisory Fees Paid, Amount	$ 725,179
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.1%
Short-Term Investments	0.3%
Other Assets and Liabilities	0.6%

C000204442 [Member]
Shareholder Report [Line Items]
Fund Name	American Century Focused Dynamic Growth ETF
Class Name	American Century Focused Dynamic Growth ETF
Trading Symbol	FDG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Century Focused Dynamic Growth ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Focused Dynamic Growth ETF	$24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 271,426,417
Holdings Count | holding	41
Advisory Fees Paid, Amount	$ 594,374
Investment Company, Portfolio Turnover	23.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Semiconductors and Semiconductor Equipment	16%
Short-Term Investments	0.5%	Software	16%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	11%
		Biotechnology	10%
		Broadline Retail	9%

C000204443 [Member]
Shareholder Report [Line Items]
Fund Name	American Century Focused Large Cap Value ETF
Class Name	American Century Focused Large Cap Value ETF
Trading Symbol	FLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Century Focused Large Cap Value ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Focused Large Cap Value ETF	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 236,174,244
Holdings Count | holding	44
Advisory Fees Paid, Amount	$ 478,879
Investment Company, Portfolio Turnover	14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.7%	Health Care Equipment and Supplies	9%
Short-Term Investments	1.9%	Personal Care Products	9%
Other Assets and Liabilities	(0.6)%	Pharmaceuticals	9%
		Banks	7%
		Oil, Gas and Consumable Fuels	7%

C000218646 [Member]
Shareholder Report [Line Items]
Fund Name	American Century Large Cap Equity ETF
Class Name	American Century Large Cap Equity ETF
Trading Symbol	ACLC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Century Large Cap Equity ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Large Cap Equity ETF	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 214,580,020
Holdings Count | holding	102
Advisory Fees Paid, Amount	$ 447,047
Investment Company, Portfolio Turnover	14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Software	11%
Short-Term Investments	0.4%	Semiconductors and Semiconductor Equipment	11%
Other Assets and Liabilities	0.0%	Interactive Media and Services	7%
		Technology Hardware, Storage and Peripherals	5%
		Capital Markets	5%

C000228612 [Member]
Shareholder Report [Line Items]
Fund Name	American Century Large Cap Growth ETF
Class Name	American Century Large Cap Growth ETF
Trading Symbol	ACGR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Century Large Cap Growth ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Large Cap Growth ETF	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 16,752,125
Holdings Count | holding	91
Advisory Fees Paid, Amount	$ 33,315
Investment Company, Portfolio Turnover	16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Software	21%
Short-Term Investments	0.3%	Semiconductors and Semiconductor Equipment	16%
Other Assets and Liabilities	0.0%	Interactive Media and Services	11%
		Technology Hardware, Storage and Peripherals	10%
		Broadline Retail	6%

C000222947 [Member]
Shareholder Report [Line Items]
Fund Name	American Century Low Volatility ETF
Class Name	American Century Low Volatility ETF
Trading Symbol	LVOL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Century Low Volatility ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Low Volatility ETF	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 15,302,910
Holdings Count | holding	94
Advisory Fees Paid, Amount	$ 19,179
Investment Company, Portfolio Turnover	16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.0%	Software	12%
Short-Term Investments	0.9%	Financial Services	10%
Other Assets and Liabilities	0.1%	Technology Hardware, Storage and Peripherals	8%
		IT Services	6%
		Health Care Equipment and Supplies	5%

C000218645 [Member]
Shareholder Report [Line Items]
Fund Name	American Century Mid Cap Growth Impact ETF
Class Name	American Century Mid Cap Growth Impact ETF
Trading Symbol	MID
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Century Mid Cap Growth Impact ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Mid Cap Growth Impact ETF	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 78,516,844
Holdings Count | holding	42
Advisory Fees Paid, Amount	$ 172,483
Investment Company, Portfolio Turnover	27.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Software	13%
Short-Term Investments	0.2%	Diversified Consumer Services	8%
Other Assets and Liabilities	0.0%	Health Care Equipment and Supplies	8%
		Chemicals	7%
		Capital Markets	6%

C000241171 [Member]
Shareholder Report [Line Items]
Fund Name	American Century Multisector Floating Income ETF
Class Name	American Century Multisector Floating Income ETF
Trading Symbol	FUSI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Century Multisector Floating Income ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Multisector Floating Income ETF	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
Net Assets	$ 58,317,249
Holdings Count | holding	128
Advisory Fees Paid, Amount	$ 77,893
Investment Company, Portfolio Turnover	38.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Collateralized Loan Obligations	31.3%
Asset-Backed Securities	26.0%
Commercial Mortgage-Backed Securities	18.1%
Collateralized Mortgage Obligations	8.3%
U.S. Treasury Securities	6.7%
Short-Term Investments	12.5%
Other Assets and Liabilities	(2.9)%

C000228610 [Member]
Shareholder Report [Line Items]
Fund Name	American Century Multisector Income ETF
Class Name	American Century Multisector Income ETF
Trading Symbol	MUSI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Century Multisector Income ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Multisector Income ETF	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 191,586,674
Holdings Count | holding	377
Advisory Fees Paid, Amount	$ 321,427
Investment Company, Portfolio Turnover	85.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	48.8%
Preferred Stocks	14.1%
U.S. Government Agency Mortgage-Backed Securities	10.5%
Asset-Backed Securities	5.9%
Collateralized Loan Obligations	5.6%
Collateralized Mortgage Obligations	5.5%
U.S. Treasury Securities	2.7%
Commercial Mortgage-Backed Securities	2.2%
Exchange-Traded Funds	1.9%
Bank Loan Obligations	1.1%
Sovereign Governments and Agencies	1.1%
Short-Term Investments	2.2%
Other Assets and Liabilities	(1.6)%

C000222948 [Member]
Shareholder Report [Line Items]
Fund Name	American Century Quality Convertible Securities ETF
Class Name	American Century Quality Convertible Securities ETF
Trading Symbol	QCON
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Century Quality Convertible Securities ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Quality Convertible Securities ETF	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Net Assets	$ 48,025,501
Holdings Count | holding	112
Advisory Fees Paid, Amount	$ 72,890
Investment Company, Portfolio Turnover	21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Convertible Bonds	85.8%	Software	17%
Convertible Preferred Stocks	13.6%	Hotels, Restaurants and Leisure	8%
Short-Term Investments	3.6%	Health Care Equipment and Supplies	8%
Other Assets and Liabilities	(3.0)%	Electric Utilities	8%
		Banks	5%

C000202058 [Member]
Shareholder Report [Line Items]
Fund Name	American Century Quality Diversified International ETF
Class Name	American Century Quality Diversified International ETF
Trading Symbol	QINT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Century Quality Diversified International ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Quality Diversified International ETF	$19	0.39%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%
Net Assets	$ 254,844,562
Holdings Count | holding	366
Advisory Fees Paid, Amount	$ 445,167
Investment Company, Portfolio Turnover	45.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.1%	Japan	20%
Warrants	0.0%	United Kingdom	12%
Short-Term Investments	2.3%	Canada	9%
Other Assets and Liabilities	(1.4)%	France	8%
		Germany	8%

C000222949 [Member]
Shareholder Report [Line Items]
Fund Name	American Century Quality Preferred ETF
Class Name	American Century Quality Preferred ETF
Trading Symbol	QPFF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Century Quality Preferred ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Quality Preferred ETF	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Net Assets	$ 74,409,048
Holdings Count | holding	131
Advisory Fees Paid, Amount	$ 133,420
Investment Company, Portfolio Turnover	31.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Preferred Stocks	71.2%	Banks	25%
Convertible Preferred Stocks	18.8%	Insurance	16%
Corporate Bonds	8.9%	Capital Markets	14%
Short-Term Investments	4.7%	Electric Utilities	12%
Other Assets and Liabilities	(3.6)%	Financial Services	6%

C000231722 [Member]
Shareholder Report [Line Items]
Fund Name	American Century Select High Yield ETF
Class Name	American Century Select High Yield ETF
Trading Symbol	AHYB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Century Select High Yield ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Select High Yield ETF	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 34,651,716
Holdings Count | holding	549
Advisory Fees Paid, Amount	$ 76,901
Investment Company, Portfolio Turnover	24.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	96.4%
Short-Term Investments	5.9%
Other Assets and Liabilities	(2.3)%

C000237948 [Member]
Shareholder Report [Line Items]
Fund Name	American Century Short Duration Strategic Income ETF
Class Name	American Century Short Duration Strategic Income ETF
Trading Symbol	SDSI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Century Short Duration Strategic Income ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Short Duration Strategic Income ETF	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Net Assets	$ 77,074,659
Holdings Count | holding	346
Advisory Fees Paid, Amount	$ 106,938
Investment Company, Portfolio Turnover	94.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	51.9%
U.S. Treasury Securities	11.6%
Preferred Stocks	10.7%
Collateralized Mortgage Obligations	9.5%
Collateralized Loan Obligations	4.4%
Asset-Backed Securities	4.0%
Commercial Mortgage-Backed Securities	3.8%
Exchange-Traded Funds	0.9%
Bank Loan Obligations	0.6%
Short-Term Investments	2.6%
Other Assets and Liabilities	0.0%

C000202059 [Member]
Shareholder Report [Line Items]
Fund Name	American Century U.S. Quality Growth ETF
Class Name	American Century U.S. Quality Growth ETF
Trading Symbol	QGRO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Century U.S. Quality Growth ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century U.S. Quality Growth ETF	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 1,234,322,200
Holdings Count | holding	191
Advisory Fees Paid, Amount	$ 1,525,686
Investment Company, Portfolio Turnover	83.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Software	19%
Rights	0.0%	Health Care Equipment and Supplies	7%
Short-Term Investments	0.2%	Hotels, Restaurants and Leisure	6%
Other Assets and Liabilities	(0.1)%	Semiconductors and Semiconductor Equipment	6%
		Entertainment	6%

C000197602 [Member]
Shareholder Report [Line Items]
Fund Name	American Century U.S. Quality Value ETF
Class Name	American Century U.S. Quality Value ETF
Trading Symbol	VALQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Century U.S. Quality Value ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century U.S. Quality Value ETF	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 246,213,459
Holdings Count | holding	228
Advisory Fees Paid, Amount	$ 347,492
Investment Company, Portfolio Turnover	68.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	IT Services	8%
Short-Term Investments	0.3%	Pharmaceuticals	7%
Other Assets and Liabilities	0.1%	Household Products	6%
		Semiconductors and Semiconductor Equipment	6%
		Specialty Retail	5%

C000237947 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis All Equity Markets ETF
Class Name	Avantis All Equity Markets ETF
Trading Symbol	AVGE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis All Equity Markets ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis All Equity Markets ETF	$2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 483,229,420
Holdings Count | holding	16
Advisory Fees Paid, Amount	$ 67,090
Investment Company, Portfolio Turnover	0.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	72.1%
International Equity Funds	27.8%
Short-Term Investments	0.3%
Other Assets and Liabilities	(0.2)%

C000243037 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis All Equity Markets Value ETF
Class Name	Avantis All Equity Markets Value ETF
Trading Symbol	AVGV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis All Equity Markets Value ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis All Equity Markets Value ETF	$2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 132,346,869
Holdings Count | holding	7
Advisory Fees Paid, Amount	$ 16,952
Investment Company, Portfolio Turnover	0.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	62.6%
International Equity Funds	37.3%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.0%

C000243040 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis All International Markets Equity ETF
Class Name	Avantis All International Markets Equity ETF
Trading Symbol	AVNM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis All International Markets Equity ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis All International Markets Equity ETF	$1	0.03%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.03%
Net Assets	$ 99,610,451
Holdings Count | holding	7
Advisory Fees Paid, Amount	$ 8,426
Investment Company, Portfolio Turnover	0.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
International Equity Funds	99.9%
Short-Term Investments	0.2%
Other Assets and Liabilities	(0.1)%

C000243041 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis All International Markets Value ETF
Class Name	Avantis All International Markets Value ETF
Trading Symbol	AVNV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis All International Markets Value ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis All International Markets Value ETF	$1	0.03%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.03%
Net Assets	$ 4,183,254
Holdings Count | holding	4
Advisory Fees Paid, Amount	$ 501
Investment Company, Portfolio Turnover	0.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
International Equity Funds	99.9%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.0%

C000221278 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Core Fixed Income ETF
Class Name	Avantis Core Fixed Income ETF
Trading Symbol	AVIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis Core Fixed Income ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Core Fixed Income ETF	$7	0.15%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%
Net Assets	$ 1,038,333,740
Holdings Count | holding	737
Advisory Fees Paid, Amount	$ 687,863
Investment Company, Portfolio Turnover	169.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	62.7%
U.S. Treasury Securities	24.8%
U.S. Government Agency Mortgage-Backed Securities	18.8%
U.S. Government Agency Securities	0.7%
Sovereign Governments and Agencies	0.3%
Short-Term Investments	12.9%
Other Assets and Liabilities	(20.2)%

C000221279 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Core Municipal Fixed Income ETF
Class Name	Avantis Core Municipal Fixed Income ETF
Trading Symbol	AVMU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis Core Municipal Fixed Income ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Core Municipal Fixed Income ETF	$7	0.15%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%
Net Assets	$ 155,673,871
Holdings Count | holding	537
Advisory Fees Paid, Amount	$ 109,098
Investment Company, Portfolio Turnover	6.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	98.5%
Short-Term Investments	0.4%
Other Assets and Liabilities	1.1%

C000214349 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Emerging Markets Equity ETF
Class Name	Avantis Emerging Markets Equity ETF
Trading Symbol	AVEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis Emerging Markets Equity ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Emerging Markets Equity ETF	$16	0.33%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.33%
Net Assets	$ 7,420,786,415
Holdings Count | holding	3,524
Advisory Fees Paid, Amount	$ 11,530,106
Investment Company, Portfolio Turnover	0.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.0%	China	28%
Warrants	0.0%	Taiwan	22%
Rights	0.0%	India	18%
Short-Term Investments	1.2%	South Korea	11%
Other Assets and Liabilities	(1.2)%	Brazil	5%

C000247037 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Emerging Markets ex-China Equity ETF
Class Name	Avantis Emerging Markets ex-China Equity ETF
Trading Symbol	AVXC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis Emerging Markets ex-China Equity ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Emerging Markets ex-China Equity ETF	$16	0.33%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.33%
Net Assets	$ 66,154,212
Holdings Count | holding	2,412
Advisory Fees Paid, Amount	$ 93,962
Investment Company, Portfolio Turnover	1.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Taiwan	29%
Warrants	0.0%	India	24%
Rights	0.0%	South Korea	13%
Short-Term Investments	1.4%	Brazil	8%
Other Assets and Liabilities	(1.0)%	South Africa	6%

C000246147 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Emerging Markets Small Cap Equity ETF
Class Name	Avantis Emerging Markets Small Cap Equity ETF
Trading Symbol	AVEE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis Emerging Markets Small Cap Equity ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Emerging Markets Small Cap Equity ETF	$20	0.42%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.42%
Net Assets	$ 26,148,506
Holdings Count | holding	1,997
Advisory Fees Paid, Amount	$ 55,803
Investment Company, Portfolio Turnover	3.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	China	23%
Warrants	0.0%	Taiwan	23%
Rights	0.0%	India	15%
Short-Term Investments	2.0%	South Korea	12%
Other Assets and Liabilities	(1.6)%	Brazil	7%

C000229745 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Emerging Markets Value ETF
Class Name	Avantis Emerging Markets Value ETF
Trading Symbol	AVES
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis Emerging Markets Value ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Emerging Markets Value ETF	$17	0.36%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.36%
Net Assets	$ 535,662,838
Holdings Count | holding	1,717
Advisory Fees Paid, Amount	$ 928,203
Investment Company, Portfolio Turnover	2.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.2%	China	24%
Warrants	0.0%	Taiwan	23%
Rights	0.0%	India	21%
Short-Term Investments	1.0%	South Korea	12%
Other Assets and Liabilities	(1.2)%	Brazil	5%

C000237946 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Inflation Focused Equity ETF
Class Name	Avantis Inflation Focused Equity ETF
Trading Symbol	AVIE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis Inflation Focused Equity ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Inflation Focused Equity ETF	$12	0.25%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
Net Assets	$ 5,127,266
Holdings Count | holding	350
Advisory Fees Paid, Amount	$ 6,259
Investment Company, Portfolio Turnover	1.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Oil, Gas and Consumable Fuels	22%
Short-Term Investments	0.5%	Insurance	13%
Other Assets and Liabilities	0.1%	Pharmaceuticals	10%
		Biotechnology	10%
		Health Care Providers and Services	9%

C000214351 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis International Equity ETF
Class Name	Avantis International Equity ETF
Trading Symbol	AVDE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis International Equity ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis International Equity ETF	$11	0.23%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.23%
Net Assets	$ 5,835,594,257
Holdings Count | holding	3,210
Advisory Fees Paid, Amount	$ 6,088,271
Investment Company, Portfolio Turnover	2.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	21%
Rights	0.0%	United Kingdom	13%
Warrants	0.0%	Canada	11%
Short-Term Investments	1.8%	France	9%
Other Assets and Liabilities	(1.4)%	Germany	8%

C000229746 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis International Large Cap Value ETF
Class Name	Avantis International Large Cap Value ETF
Trading Symbol	AVIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis International Large Cap Value ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis International Large Cap Value ETF	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 582,330,590
Holdings Count | holding	543
Advisory Fees Paid, Amount	$ 594,853
Investment Company, Portfolio Turnover	4.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.7%	Japan	19%
Rights	0.0%	United Kingdom	16%
Short-Term Investments	1.8%	Canada	11%
Other Assets and Liabilities	(1.5)%	Germany	10%
		France	9%

C000243038 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis International Small Cap Equity ETF
Class Name	Avantis International Small Cap Equity ETF
Trading Symbol	AVDS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis International Small Cap Equity ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis International Small Cap Equity ETF	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 44,946,162
Holdings Count | holding	2,731
Advisory Fees Paid, Amount	$ 60,926
Investment Company, Portfolio Turnover	2.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.7%	Japan	32%
Rights	0.0%	United Kingdom	13%
Warrants	0.0%	Canada	9%
Short-Term Investments	2.3%	Australia	8%
Other Assets and Liabilities	(2.0)%	Sweden	5%

C000214352 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis International Small Cap Value ETF
Class Name	Avantis International Small Cap Value ETF
Trading Symbol	AVDV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis International Small Cap Value ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis International Small Cap Value ETF	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 7,212,131,451
Holdings Count | holding	1,411
Advisory Fees Paid, Amount	$ 11,740,790
Investment Company, Portfolio Turnover	1.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.7%	Japan	31%
Warrants	0.0%	United Kingdom	13%
Rights	0.0%	Canada	10%
Short-Term Investments	1.0%	Australia	9%
Other Assets and Liabilities	(0.7)%	Sweden	5%

C000243039 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Moderate Allocation ETF
Class Name	Avantis Moderate Allocation ETF
Trading Symbol	AVMA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis Moderate Allocation ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Moderate Allocation ETF	$2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 30,173,473
Holdings Count | holding	18
Advisory Fees Paid, Amount	$ 3,691
Investment Company, Portfolio Turnover	0.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	48.6%
Domestic Fixed Income Funds	32.4%
International Equity Funds	18.8%
Short-Term Investments	9.5%
Other Assets and Liabilities	(9.3)%

C000229748 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Real Estate ETF
Class Name	Avantis Real Estate ETF
Trading Symbol	AVRE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis Real Estate ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Real Estate ETF	$8	0.17%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.17%
Net Assets	$ 560,169,477
Holdings Count | holding	306
Advisory Fees Paid, Amount	$ 452,611
Investment Company, Portfolio Turnover	0.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.6%	Industrial REITs	17%
Short-Term Investments	0.8%	Retail REITs	16%
Other Assets and Liabilities	(0.4)%	Health Care REITs	10%
		Multi-Family Residential REITs	10%
		Telecom Tower REITs	9%

C000234360 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Responsible Emerging Markets Equity ETF
Class Name	Avantis Responsible Emerging Markets Equity ETF
Trading Symbol	AVSE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis Responsible Emerging Markets Equity ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Responsible Emerging Markets Equity ETF	$16	0.33%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.33%
Net Assets	$ 93,850,774
Holdings Count | holding	2,265
Advisory Fees Paid, Amount	$ 136,415
Investment Company, Portfolio Turnover	2.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.2%	China	28%
Warrants	0.0%	Taiwan	22%
Short-Term Investments	1.3%	India	19%
Other Assets and Liabilities	(1.5)%	South Korea	11%
		Brazil	4%

C000234361 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Responsible International Equity ETF
Class Name	Avantis Responsible International Equity ETF
Trading Symbol	AVSD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis Responsible International Equity ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Responsible International Equity ETF	$11	0.23%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.23%
Net Assets	$ 158,485,714
Holdings Count | holding	2,130
Advisory Fees Paid, Amount	$ 169,636
Investment Company, Portfolio Turnover	0.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	21%
Warrants	0.0%	United Kingdom	13%
Rights	0.0%	Canada	11%
Short-Term Investments	2.9%	France	9%
Other Assets and Liabilities	(2.5)%	Switzerland	8%

C000234362 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Responsible U.S. Equity ETF
Class Name	Avantis Responsible U.S. Equity ETF
Trading Symbol	AVSU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis Responsible U.S. Equity ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Responsible U.S. Equity ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 340,550,377
Holdings Count | holding	1,292
Advisory Fees Paid, Amount	$ 237,397
Investment Company, Portfolio Turnover	1.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	8%
Rights	0.0%	Software	7%
Short-Term Investments	0.1%	Banks	6%
Other Assets and Liabilities	0.1%	Interactive Media and Services	6%
		Technology Hardware, Storage and Peripherals	6%

C000221280 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Short-Term Fixed Income ETF
Class Name	Avantis Short-Term Fixed Income ETF
Trading Symbol	AVSF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis Short-Term Fixed Income ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Short-Term Fixed Income ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 604,713,726
Holdings Count | holding	615
Advisory Fees Paid, Amount	$ 397,586
Investment Company, Portfolio Turnover	23.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	77.5%
U.S. Treasury Securities	19.7%
U.S. Government Agency Securities	1.1%
Sovereign Governments and Agencies	0.4%
Short-Term Investments	3.5%
Other Assets and Liabilities	(2.2)%

C000214353 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Equity ETF
Class Name	Avantis U.S. Equity ETF
Trading Symbol	AVUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis U.S. Equity ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Equity ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 8,043,703,522
Holdings Count | holding	2,016
Advisory Fees Paid, Amount	$ 5,721,648
Investment Company, Portfolio Turnover	2.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	7%
Rights	0.0%	Software	6%
Escrow Interests	0.0%	Banks	6%
Short-Term Investments	0.1%	Oil, Gas and Consumable Fuels	6%
Other Assets and Liabilities	0.1%	Interactive Media and Services	6%

C000243042 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Large Cap Equity ETF
Class Name	Avantis U.S. Large Cap Equity ETF
Trading Symbol	AVLC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis U.S. Large Cap Equity ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Large Cap Equity ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 482,205,439
Holdings Count | holding	888
Advisory Fees Paid, Amount	$ 335,915
Investment Company, Portfolio Turnover	1.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Semiconductors and Semiconductor Equipment	9%
Short-Term Investments	0.2%	Software	8%
Other Assets and Liabilities	0.1%	Technology Hardware, Storage and Peripherals	6%
		Interactive Media and Services	6%
		Oil, Gas and Consumable Fuels	5%

C000229747 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Large Cap Value ETF
Class Name	Avantis U.S. Large Cap Value ETF
Trading Symbol	AVLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis U.S. Large Cap Value ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Large Cap Value ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 5,838,244,383
Holdings Count | holding	301
Advisory Fees Paid, Amount	$ 3,735,400
Investment Company, Portfolio Turnover	4.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Oil, Gas and Consumable Fuels	13%
Short-Term Investments	0.1%	Insurance	9%
Other Assets and Liabilities	0.1%	Banks	6%
		Interactive Media and Services	5%
		Specialty Retail	5%

C000246148 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Mid Cap Equity ETF
Class Name	Avantis U.S. Mid Cap Equity ETF
Trading Symbol	AVMC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis U.S. Mid Cap Equity ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Mid Cap Equity ETF	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 159,748,071
Holdings Count | holding	526
Advisory Fees Paid, Amount	$ 115,825
Investment Company, Portfolio Turnover	3.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Insurance	6%
Short-Term Investments	0.1%	Oil, Gas and Consumable Fuels	5%
Other Assets and Liabilities	0.1%	Banks	5%
		Capital Markets	5%
		Machinery	4%

C000246149 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Mid Cap Value ETF
Class Name	Avantis U.S. Mid Cap Value ETF
Trading Symbol	AVMV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis U.S. Mid Cap Value ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Mid Cap Value ETF	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 137,332,948
Holdings Count | holding	249
Advisory Fees Paid, Amount	$ 100,241
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Insurance	9%
Short-Term Investments	0.1%	Banks	8%
Other Assets and Liabilities	0.1%	Oil, Gas and Consumable Fuels	7%
		Specialty Retail	6%
		Hotels, Restaurants and Leisure	6%

C000233056 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Small Cap Equity ETF
Class Name	Avantis U.S. Small Cap Equity ETF
Trading Symbol	AVSC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis U.S. Small Cap Equity ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Small Cap Equity ETF	$12	0.25%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
Net Assets	$ 1,445,160,280
Holdings Count | holding	1,312
Advisory Fees Paid, Amount	$ 1,775,424
Investment Company, Portfolio Turnover	1.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Banks	20%
Rights	0.0%	Machinery	5%
Short-Term Investments	1.3%	Biotechnology	4%
Other Assets and Liabilities	(1.1)%	Oil, Gas and Consumable Fuels	3%
		Insurance	3%

C000214354 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Small Cap Value ETF
Class Name	Avantis U.S. Small Cap Value ETF
Trading Symbol	AVUV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis U.S. Small Cap Value ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Small Cap Value ETF	$12	0.25%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
Net Assets	$ 15,495,761,744
Holdings Count | holding	774
Advisory Fees Paid, Amount	$ 18,502,679
Investment Company, Portfolio Turnover	2.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Banks	18%
Short-Term Investments	0.2%	Oil, Gas and Consumable Fuels	9%
Other Assets and Liabilities	(0.1)%	Insurance	5%
		Energy Equipment and Services	5%
		Trading Companies and Distributors	4%

C000221281 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Core Fixed Income Fund
Class Name	Institutional Class
Trading Symbol	AVIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis Core Fixed Income Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$7	0.15%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%
Net Assets	$ 78,701,215
Holdings Count | holding	324
Advisory Fees Paid, Amount	$ 6,314
Investment Company, Portfolio Turnover	172.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	62.4%
U.S. Treasury Securities	24.8%
U.S. Government Agency Mortgage-Backed Securities	18.9%
U.S. Government Agency Securities	1.0%
Sovereign Governments and Agencies	0.5%
Short-Term Investments	14.0%
Other Assets and Liabilities	(21.6)%

C000226122 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Core Fixed Income Fund
Class Name	G Class
Trading Symbol	AVBNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis Core Fixed Income Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 78,701,215
Holdings Count | holding	324
Advisory Fees Paid, Amount	$ 6,314
Investment Company, Portfolio Turnover	172.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	62.4%
U.S. Treasury Securities	24.8%
U.S. Government Agency Mortgage-Backed Securities	18.9%
U.S. Government Agency Securities	1.0%
Sovereign Governments and Agencies	0.5%
Short-Term Investments	14.0%
Other Assets and Liabilities	(21.6)%

C000214357 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Emerging Markets Equity Fund
Class Name	Institutional Class
Trading Symbol	AVEEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis Emerging Markets Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$16	0.33%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.33%
Net Assets	$ 593,933,139
Holdings Count | holding	3,281
Advisory Fees Paid, Amount	$ 843,891
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	China	27%
Warrants	0.0%	Taiwan	21%
Rights	0.0%	India	20%
Short-Term Investments	2.2%	South Korea	11%
Other Assets and Liabilities	(1.5)%	Brazil	5%

C000226120 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Emerging Markets Equity Fund
Class Name	G Class
Trading Symbol	AVENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis Emerging Markets Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 593,933,139
Holdings Count | holding	3,281
Advisory Fees Paid, Amount	$ 843,891
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	China	27%
Warrants	0.0%	Taiwan	21%
Rights	0.0%	India	20%
Short-Term Investments	2.2%	South Korea	11%
Other Assets and Liabilities	(1.5)%	Brazil	5%

C000214358 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis International Equity Fund
Class Name	Institutional Class
Trading Symbol	AVDEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis International Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$11	0.23%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.23%
Net Assets	$ 296,014,469
Holdings Count | holding	2,925
Advisory Fees Paid, Amount	$ 256,094
Investment Company, Portfolio Turnover	4.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.1%	Japan	21%
Warrants	0.0%	United Kingdom	13%
Rights	0.0%	Canada	11%
Short-Term Investments	8.8%	France	9%
Other Assets and Liabilities	(7.9)%	Germany	8%

C000226121 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis International Equity Fund
Class Name	G Class
Trading Symbol	AVDNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis International Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 296,014,469
Holdings Count | holding	2,925
Advisory Fees Paid, Amount	$ 256,094
Investment Company, Portfolio Turnover	4.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.1%	Japan	21%
Warrants	0.0%	United Kingdom	13%
Rights	0.0%	Canada	11%
Short-Term Investments	8.8%	France	9%
Other Assets and Liabilities	(7.9)%	Germany	8%

C000214350 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis International Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	AVDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis International Small Cap Value Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 408,563,067
Holdings Count | holding	1,412
Advisory Fees Paid, Amount	$ 673,951
Investment Company, Portfolio Turnover	4.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	32%
Warrants	0.0%	United Kingdom	12%
Rights	0.0%	Canada	10%
Short-Term Investments	5.3%	Australia	8%
Other Assets and Liabilities	(4.2)%	Sweden	5%

C000226117 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis International Small Cap Value Fund
Class Name	G Class
Trading Symbol	AVANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis International Small Cap Value Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 408,563,067
Holdings Count | holding	1,412
Advisory Fees Paid, Amount	$ 673,951
Investment Company, Portfolio Turnover	4.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	32%
Warrants	0.0%	United Kingdom	12%
Rights	0.0%	Canada	10%
Short-Term Investments	5.3%	Australia	8%
Other Assets and Liabilities	(4.2)%	Sweden	5%

C000221283 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Short-Term Fixed Income Fund
Class Name	Institutional Class
Trading Symbol	AVSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis Short-Term Fixed Income Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 14,562,268
Holdings Count | holding	185
Advisory Fees Paid, Amount	$ 6,450
Investment Company, Portfolio Turnover	40.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	78.6%
U.S. Treasury Securities	19.4%
U.S. Government Agency Securities	1.1%
Short-Term Investments	4.6%
Other Assets and Liabilities	(3.7)%

C000226124 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Short-Term Fixed Income Fund
Class Name	G Class
Trading Symbol	AVGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis Short-Term Fixed Income Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 14,562,268
Holdings Count | holding	185
Advisory Fees Paid, Amount	$ 6,450
Investment Company, Portfolio Turnover	40.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	78.6%
U.S. Treasury Securities	19.4%
U.S. Government Agency Securities	1.1%
Short-Term Investments	4.6%
Other Assets and Liabilities	(3.7)%

C000214355 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Equity Fund
Class Name	Institutional Class
Trading Symbol	AVUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis U.S. Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 810,465,467
Holdings Count | holding	1,674
Advisory Fees Paid, Amount	$ 514,714
Investment Company, Portfolio Turnover	10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	7%
Rights	0.0%	Software	6%
Escrow Interests	0.0%	Interactive Media and Services	6%
Short-Term Investments	0.5%	Oil, Gas and Consumable Fuels	6%
Other Assets and Liabilities	0.0%	Banks	6%

C000226118 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Equity Fund
Class Name	G Class
Trading Symbol	AVUNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis U.S. Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 810,465,467
Holdings Count | holding	1,674
Advisory Fees Paid, Amount	$ 514,714
Investment Company, Portfolio Turnover	10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	7%
Rights	0.0%	Software	6%
Escrow Interests	0.0%	Interactive Media and Services	6%
Short-Term Investments	0.5%	Oil, Gas and Consumable Fuels	6%
Other Assets and Liabilities	0.0%	Banks	6%

C000236476 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	AVLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis U.S. Large Cap Value Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 433,378,379
Holdings Count | holding	300
Advisory Fees Paid, Amount	$ 246,747
Investment Company, Portfolio Turnover	18.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Oil, Gas and Consumable Fuels	12%
Short-Term Investments	0.2%	Insurance	9%
Other Assets and Liabilities	0.9%	Banks	7%
		Specialty Retail	5%
		Interactive Media and Services	5%

C000236477 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Large Cap Value Fund
Class Name	G Class
Trading Symbol	ALCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis U.S. Large Cap Value Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 433,378,379
Holdings Count | holding	300
Advisory Fees Paid, Amount	$ 246,747
Investment Company, Portfolio Turnover	18.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Oil, Gas and Consumable Fuels	12%
Short-Term Investments	0.2%	Insurance	9%
Other Assets and Liabilities	0.9%	Banks	7%
		Specialty Retail	5%
		Interactive Media and Services	5%

C000250327 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Small Cap Equity Fund
Class Name	Institutional Class
Trading Symbol	AVSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis U.S. Small Cap Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$12	0.25%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
Net Assets	$ 83,504,788
Holdings Count | holding	1,109
Advisory Fees Paid, Amount	$ 37,240
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Banks	19%
Short-Term Investments	3.3%	Machinery	5%
Other Assets and Liabilities	(2.9)%	Insurance	4%
		Biotechnology	4%
		Oil, Gas and Consumable Fuels	3%

C000250326 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Small Cap Equity Fund
Class Name	G Class
Trading Symbol	AVSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis U.S. Small Cap Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 83,504,788
Holdings Count | holding	1,109
Advisory Fees Paid, Amount	$ 37,240
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Banks	19%
Short-Term Investments	3.3%	Machinery	5%
Other Assets and Liabilities	(2.9)%	Insurance	4%
		Biotechnology	4%
		Oil, Gas and Consumable Fuels	3%

C000214356 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	AVUVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis U.S. Small Cap Value Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$12	0.25%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
Net Assets	$ 1,022,904,505
Holdings Count | holding	717
Advisory Fees Paid, Amount	$ 1,186,103
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Banks	16%
Short-Term Investments	1.8%	Oil, Gas and Consumable Fuels	9%
Other Assets and Liabilities	(1.1)%	Energy Equipment and Services	5%
		Insurance	5%
		Specialty Retail	4%

C000226119 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Small Cap Value Fund
Class Name	G Class
Trading Symbol	AVCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Avantis U.S. Small Cap Value Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,022,904,505
Holdings Count | holding	717
Advisory Fees Paid, Amount	$ 1,186,103
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Banks	16%
Short-Term Investments	1.8%	Oil, Gas and Consumable Fuels	9%
Other Assets and Liabilities	(1.1)%	Energy Equipment and Services	5%
		Insurance	5%
		Specialty Retail	4%